Financial Instruments And Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of categories of financial instrument
The financial instruments were allocated to the following categories:

€ thousand	December 31, 2021		December 31, 2020
	Current	Non- current	Current	Non- current
Amortized cost (AmC)
Other financial assets	143	411	76	359
Cash and cash equivalents	48,143	0	43,198	0
Trade receivables	0	0	550	0
Total	48,286	411	43,824	359
Cost (FLAC)
Trade and other payables	8,396	0	5,128	0
Lease liabilities	1,638	7,389	1,156	6,800
Other financial liabilities	37	0	24	0
Total	10,071	7,389	6,308	6,800
The net gains/losses by measurement category are as follows:

2021 in € thousand			Other income and expense items, or gain and loss items
Financial assets	AmC	Measured at amortized cost	0

2020 in € thousand			Other income and expense items, or gain and loss items
Financial assets	AmC	Measured at amortized cost	0

Summary of remaining contractual terms of financial liabilities including estimated interest payments
The following table shows the remaining contractual terms of financial liabilities as of the reporting date, including estimated interest payments. The amounts presented are undiscounted gross amounts, including contractual interest payments but excluding the presentation of netting effects.

December 31, 2021
in € thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	8,396	8,396	0	0	0	8,396
Lease liabilities	9,027	1,640	1,605	3,148	3,328	9,721
Current other financial liabilities	37	37	0	0	0	37
Total	17,460	10,073	1,605	3,148	3,328	18,154

December 31, 2020
in € thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	5,128	5,128	0	0	0	5,128
Lease liabilities	7,956	1,168	1,191	2,392	3,849	8,600
Current other financial liabilities	24	24	0	0	0	24
Total	13,108	6,320	1,191	2,392	3,849	13,752

Summary of quantitative information about the Group's currency risk exposure provided to group management
The following is a summary of quantitative information about the Group’s currency risk exposure provided to Group management:

December 31, 2021
in thousand	EUR	USD
Intercompany receivables	0	4,384
Other financial assets	0	33
Cash and cash equivalents	0	32,713
Intercompany payables	6,494	503
Trade payables	0	83
Other liabilities	0	185
Net statement of financial position exposure	(6,494)	36,359

December 31, 2020
in thousand	EUR	USD
Cash and cash equivalents	0	961
Intercompany-Loan	4,653	0
Trade payables	0	99
Net statement of financial position exposure	(4,653)	862

Summary of sensitivity analysis measurement of financial instruments denominated in foreign currency and would have affected equity and profit or loss

	Effects on Group profit/loss
	2021		2020		2019
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
in € thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	(328)	328	(262)	262	(173)	173
USD	1,818	(1,818)	35	(35)	78	(78)
Total	1,490	(1,490)	(227)	227	(95)	95

	Effects on Group equity
	2021		2020		2019
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
in € thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	(325)	325	(233)	233	(167)	167
USD	1,818	(1,818)	35	(35)	78	(78)
Total	1,493	(1,493)	(198)	198	(89)	89

	Average rate			Spot exchange rate as of the reporting date
	2021	2020	2019	2021	2020	2019
EUR/USD	0.8481 9	0.87322	0.88258	0.88292	0.81540	0,89160